UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09395

Third Avenue Variable Series Trust

(Exact name of registrant as specified in charter)

622 Third Avenue, 32nd Floor, New York NY	10017
(Address of principal executive offices)	(Zip code)

W. James Hall III, General Counsel, 622 Third Avenue, New York NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-443-1021

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Trust’s schedule of investments is as follows:

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments

at March 31, 2016 (Unaudited)

Principal		Value
Amount ($)	Security†	(Note 1)

Corporate Bonds - 1.40%
	Consumer Products - 1.17%
1,470,007	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17 (a)(b)(c)	$1,064,285
	Oil & Gas Production & Services - 0.23%
2,015,000	BreitBurn Energy Partners L.P./ BreitBurn Finance Corp., 7.875%, due 4/15/22	211,575
	Total Corporate Bonds (Cost $2,814,057)	1,275,860

Shares

Common Stocks & Warrants - 87.56%
	Agricultural Equipment - 2.17%
39,794	AGCO Corp.	1,977,762
	Asset Management - 8.99%
135,860	Bank of New York Mellon Corp. (The)	5,003,724
92,060	Brookfield Asset Management, Inc., Class A (Canada)	3,202,767
		8,206,491
	Automotive - 2.86%
43,200	General Motors Co.	1,357,776
27,907	Toyota Industries Corp. (Japan)	1,254,693
		2,612,469
	Banks - 9.70%
119,297	Comerica, Inc.	4,517,777
77,767	KeyCorp	858,548
41,100	PNC Financial Services Group, Inc. (The)	3,475,827
		8,852,152
	Consumer Products - 7.36%
17,605	Harman International Industries, Inc.	1,567,549
33,915	Home Products International, Inc. (a)(c)(d)	—
434,582	Kingfisher PLC (United Kingdom)	2,351,234
88,881	Masco Corp.	2,795,308
		6,714,091
	Diversified Holding Companies - 8.39%
251,500	CK Hutchison Holdings, Ltd. (Hong Kong)	3,264,781
59,531	Investor AB, Class B (Sweden)	2,107,500
19,461	Pargesa Holding S.A. (Switzerland)	1,239,651
234,000	Wheelock & Co., Ltd. (Hong Kong)	1,045,215
		7,657,147
	Electronic Components - 2.09%
36,600	Anixter International, Inc. (d)	1,907,226
	Forest Products & Paper - 6.24%
183,810	Weyerhaeuser Co., REIT	5,694,434
	Insurance & Reinsurance - 5.91%
4,519	Alleghany Corp. (d)	2,242,328
3,922	White Mountains Insurance Group, Ltd. (Bermuda)	3,147,797
		5,390,125
		Value
Shares	Security†	(Note 1)

	Manufactured Housing - 4.98%
48,575	Cavco Industries, Inc. (d)	$4,539,819
	Materials - 2.38%
158,100	Canfor Corp. (Canada) (d)	2,172,924
	Media & Entertainment - 3.42%
56,600	CBS Corp., Class B, Non Voting Shares	3,118,094
	Oil & Gas Production & Services - 8.41%
59,600	Apache Corp.	2,909,076
70,626	Devon Energy Corp.	1,937,978
62,098	Total S.A. (France)	2,830,698
		7,677,752
	Pharmaceuticals - 1.21%
27,250	Baxalta, Inc.	1,100,900
	Retailers - 1.49%
14,099	Ralph Lauren Corp.	1,357,170
	Senior Housing - 2.31%
133,000	Brookdale Senior Living, Inc. (d)	2,112,040
	Software - 1.80%
89,345	Symantec Corp.	1,642,161
	Telecommunications - 3.36%
963,814	Vodafone Group PLC (United Kingdom)	3,062,012
	U.S. Real Estate Operating Companies - 1.48%
65,488	Tejon Ranch Co. (d)	1,347,088
11,223	Tejon Ranch Co., Warrants, expire 8/31/16 (d)	1
		1,347,089
	Utilities - 3.01%
163,150	Covanta Holding Corp.	2,750,709
	Total Common Stocks & Warrants (Cost $92,470,520)	79,892,567
	Total Investment Portfolio - 88.96% (Cost $95,284,577)	81,168,427
	Other Assets less Liabilities - 11.04%	10,069,718
	NET ASSETS - 100.00% (Applicable to 6,149,995 shares outstanding)	$91,238,145
	NET ASSET VALUE PER SHARE	$14.84

Notes:

(a)	Fair-valued security.
(b)	Payment-in-kind (“PIK”) security. Income may be paid as additional securities.
(c)	Security subject to restrictions on resale.

Shares/				Market
Principal		Aquisition		Value
Amount($)	Issuer	Date	Cost	Per Unit
33,915	Home Products International, Inc.	5/30/07	$3,749,309	$ 0.00
$1,470,007	Home Products International, Inc., 2nd Lien, Convertible, 6.000% Payment-in-kind Interest, due 3/20/17	3/16/07 - 10/8/15	1,470,007	72.40

At March 31, 2016, these restricted securities had a total market value of $1,064,285 or 1.17% of net assets.

(d)	Non-income producing security.
†	U.S. issuer unless otherwise noted.

REIT: Real Estate Investment Trust.

See accompanying notes to the Portfolio of Investments.

1

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Portfolio of Investments (continued)

at March 31, 2016 (Unaudited)

Country Concentration
% of
Net Assets
United States	60.82%
United Kingdom	5.93
Canada	5.89
Hong Kong	4.72
Bermuda	3.45
France	3.10
Sweden	2.31
Japan	1.38
Switzerland	1.36
Total	88.96%

See accompanying notes to the Portfolio of Investments.

2

Third Avenue Variable Series Trust

Third Avenue Value Portfolio

Notes to Portfolio of Investments

March 31, 2016 (Unaudited)

1. SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:

Third Avenue Variable Series Trust (the “Trust”) is an open-end, management investment company organized as a Delaware statutory trust pursuant to a Trust Instrument dated June 16, 1999. The Trust currently consists of one non-diversified (within the meaning of Section 5(b)(2) of the Investment Company Act) investment series, Third Avenue Value Portfolio (the “Portfolio”). Third Avenue Management LLC (the “Adviser”) provides investment advisory services to the Portfolio.

Accounting policies:

The policies described below are followed consistently by the Portfolio and are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 946-Investment Companies, which is part of U.S. GAAP.

Security valuation:

Generally, the Portfolio’s investments are valued at market value. Securities traded on a principal stock exchange, including The NASDAQ Stock Market, Inc. (“NASDAQ”), are valued at the last quoted sales price, the NASDAQ official closing price, or in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked price. In accordance with procedures approved by the Trust’s Board of Trustees (the “Board”), the Portfolio has retained a third party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for foreign equity securities with principal markets that are no longer open when the Portfolio calculates its net asset value (“NAV”), and certain events have occurred after the principal markets have closed but prior to the time as of which the Portfolio computes its NAV. Debt instruments with maturities greater than 60 days are valued on the basis of prices obtained from a pricing service approved as reliable by the Board or otherwise pursuant to policies and procedures approved by the Board. Short-term cash investments are valued at cost, plus accrued interest, which approximates market value. Short-term debt securities with 60 days or less to maturity may be valued at amortized cost.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Portfolio may invest up to 15% of its total net assets in securities which are not readily marketable, including those which are restricted as to disposition under applicable securities laws (“restricted securities”). Restricted securities and other securities and assets for which market quotations are not readily available are valued at “fair value”, as determined in good faith by the Committee as authorized by the Board, under procedures established by the Board. At March 31, 2016, such securities had a total fair value of $1,064,285, or 1.17% of net assets. Among the factors that may be considered by the Committee in determining fair value are: the type of security, the financial condition of the issuer, the percentage of the Portfolio’s beneficial ownership of the issuer’s common stocks and debt securities, comparable multiples of similar issuers, the operating results of the issuer and the discount from market value of any similar unrestricted securities of the issuer at the time of purchase and liquidation values of the issuer. The fair values determined in accordance with these procedures may differ significantly from the amounts which would be realized upon disposition of the securities.

Fair value measurements:

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, the Portfolio discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Portfolio would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;

• Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are

3

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2016 (Unaudited)

not considered to be active;

•	Level 3 - Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Portfolio. The Portfolio considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with U.S. GAAP.

Equity Securities (Common Stocks and Warrants) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds — Corporate bonds are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The following is a summary by level of inputs used to value the Portfolio’s investments as of March 31, 2016:

Level 1: Quoted Prices†
Investments in Securities:
Common Stocks & Warrants:
Consumer Products	$6,714,091
Other**	73,178,476
Total for Level 1 Securities	79,892,567
Level 2: Other Significant Observable Inputs†
Investments in Securities:
Corporate Bonds - Oil & Gas Production & Services	211,575
Total for Level 2 Securities	211,575
Level 3: Significant Unobservable Inputs
Investments in Securities:
Common Stocks:
Consumer Products	—	*
Corporate Bonds - Consumer Products	1,064,285
Total for Level 3 Securities	1,064,285
Total Value of Investments	$81,168,427

†	The value of securities that were transferred from Level 2 to Level 1 was $16,838,255. The transfers were due to certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of the local trading market at December 31, 2015. There were no securities that were transferred from Level 1 to Level 2.
*	Investments fair valued at zero.
**	Please refer to the Portfolio of Investments for industry specifics of the portfolio holdings.
4

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2016 (Unaudited)

Transfers from Level 1 to Level 2, or from Level 2 to Level 1 are recorded utilizing values as of the beginning of the period.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Net Change in
Unrealized
Appreciation/
(Depreciation)
		Net Change in		Attributable to
	Balance as of	Unrealized	Balance as of	Securities Still
	12/31/15	Appreciation/	3/31/16	Held at
	(Fair Value)	(Depreciation)	(Fair Value)	Period End
Common Stocks -
Consumer Products	$ —*	$—	$ —*	$—
Corporate Bonds -
Consumer Products	1,067,372	(3,087)	1,064,285	(3,087)
Total	$1,067,372	$(3,087)	$1,064,285	$(3,087)

*	Investments fair valued at zero.

Quantitative Information about Level 3 Fair Value Measurements

(amounts in thousands)

Range
	Fair Value at			(Weighted
	3/31/16	Valuation Technique(s)	Unobservable Inputs(s)	Average)
Corporate Bonds	$1,064	Book Value	Restructuring value	$72.40
Other (a)	—*
$1,064

(a)	Includes securities less than 0.50% of net assets within the Portfolio.
*	Investments fair valued at zero.

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability may decrease (increase) the fair value measurement.

Security transactions:

Security transactions are accounted for on a trade date basis.

Foreign currency translation and foreign investments:

The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

•	Investments and assets and liabilities denominated in foreign currencies: At the prevailing rates of exchange on the valuation date.

•	Investment transactions: At the prevailing rates of exchange on the date of such transactions.

Payment-in-kind securities:

The Portfolio may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a “dirty” price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable.

5

Third Avenue Variable Series Trust

Third Avenue Value Portfolio
Notes to Portfolio of Investments (continued)
March 31, 2016 (Unaudited)

2. INVESTMENTS

Unrealized appreciation/(depreciation):

The following information is based upon the book basis of investment securities as of March 31, 2016:

Gross unrealized appreciation	$7,662,512
Gross unrealized depreciation	(21,778,662)
Net unrealized depreciation	$(14,116,150)
Book cost	$95,284,577

For additional information regarding the accounting policies of the Portfolio, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

6

Item 2. Controls and Procedures.

(a)	The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures (required by Rule 30a-3(b) under the Act) are reasonably designed to ensure that information required to be disclosed by the Trust in this Form N-Q is recorded, processed, summarized, and reported within the required time periods and that information required to be disclosed by the Trust in the report that it files or submits on Form N-Q is accumulated and communicated to the Trust’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recently ended fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Third Avenue Variable Series Trust

By:	/s/ W. James Hall

Name:	W. James Hall

Title:	Principal Executive Officer

Date:	May 12, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. James Hall

Name:	W. James Hall

Title:	Principal Executive Officer

Date:	May 12, 2016

By:	/s/ Vincent J. Dugan

Name:	Vincent J. Dugan

Title:	Principal Financial Officer

Date:	May 12, 2016